Distribution Date:	11/17/23	Wells Fargo Commercial Mortgage Trust 2018-C47
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C47

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra	(212) 214-5613
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Commercial Servicing		commercial.servicing@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 310-9821
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002DAU3	3.409000%	23,396,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002DAX7	4.361000%	26,280,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95002DBA6	4.365000%	45,625,000.00	45,624,482.57	710,892.01	165,959.06	0.00	0.00	876,851.07	44,913,590.56	31.95%	30.00%
A-3	95002DBD0	4.175000%	222,000,000.00	214,205,678.41	5,939.99	745,257.26	0.00	0.00	751,197.25	214,199,738.42	31.95%	30.00%
A-4	95002DBG3	4.442000%	348,787,000.00	348,787,000.00	0.00	1,291,093.21	0.00	0.00	1,291,093.21	348,787,000.00	31.95%	30.00%
A-S	95002DBR9	4.673000%	86,830,000.00	86,830,000.00	0.00	338,130.49	0.00	0.00	338,130.49	86,830,000.00	22.23%	20.88%
B	95002DBU2	4.854000%	38,062,000.00	38,062,000.00	0.00	153,960.79	0.00	0.00	153,960.79	38,062,000.00	17.97%	16.88%
C	95002DBX6	5.084480%	39,252,000.00	39,252,000.00	0.00	166,313.34	0.00	0.00	166,313.34	39,252,000.00	13.58%	12.75%
D	95002DAC3	3.000000%	28,266,000.00	28,266,000.00	0.00	70,665.00	0.00	0.00	70,665.00	28,266,000.00	10.42%	9.78%
E-RR	95002DAF6	5.084480%	20,501,000.00	20,501,000.00	0.00	86,864.10	0.00	0.00	86,864.10	20,501,000.00	8.12%	7.63%
F-RR	95002DAH2	5.084480%	13,084,000.00	13,084,000.00	0.00	55,437.78	0.00	0.00	55,437.78	13,084,000.00	6.66%	6.25%
G-RR	95002DAK5	5.084480%	10,705,000.00	10,705,000.00	0.00	45,357.80	0.00	0.00	45,357.80	10,705,000.00	5.46%	5.13%
H-RR	95002DAM1	5.084480%	9,515,000.00	9,515,000.00	0.00	40,315.69	0.00	0.00	40,315.69	9,515,000.00	4.39%	4.13%
J-RR*	95002DAP4	5.084480%	39,252,654.00	39,252,654.00	0.00	155,055.82	0.00	0.00	155,055.82	39,252,654.00	0.00%	0.00%
R	95002DAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,555,654.00	894,084,814.98	716,832.00	3,314,410.34	0.00	0.00	4,031,242.34	893,367,982.98

X-A	95002DBK4	0.742224%	666,088,000.00	608,617,160.98	0.00	376,441.94	0.00	0.00	376,441.94	607,900,328.98
X-B	95002DBN8	0.271112%	164,144,000.00	164,144,000.00	0.00	37,084.44	0.00	0.00	37,084.44	164,144,000.00
X-D	95002DAA7	2.084480%	28,266,000.00	28,266,000.00	0.00	49,099.93	0.00	0.00	49,099.93	28,266,000.00
Notional SubTotal			858,498,000.00	801,027,160.98	0.00	462,626.31	0.00	0.00	462,626.31	800,310,328.98

Deal Distribution Total					716,832.00	3,777,036.65	0.00	0.00	4,493,868.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002DAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95002DBA6	999.98865907	15.58119474	3.63745885	0.00000000	0.00000000	0.00000000	0.00000000	19.21865359	984.40746433
A-3	95002DBD0	964.89044329	0.02675671	3.35701468	0.00000000	0.00000000	0.00000000	0.00000000	3.38377140	964.86368658
A-4	95002DBG3	1,000.00000000	0.00000000	3.70166666	0.00000000	0.00000000	0.00000000	0.00000000	3.70166666	1,000.00000000
A-S	95002DBR9	1,000.00000000	0.00000000	3.89416665	0.00000000	0.00000000	0.00000000	0.00000000	3.89416665	1,000.00000000
B	95002DBU2	1,000.00000000	0.00000000	4.04500000	0.00000000	0.00000000	0.00000000	0.00000000	4.04500000	1,000.00000000
C	95002DBX6	1,000.00000000	0.00000000	4.23706665	0.00000000	0.00000000	0.00000000	0.00000000	4.23706665	1,000.00000000
D	95002DAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95002DAF6	1,000.00000000	0.00000000	4.23706648	0.00000000	0.00000000	0.00000000	0.00000000	4.23706648	1,000.00000000
F-RR	95002DAH2	1,000.00000000	0.00000000	4.23706665	0.00000000	0.00000000	0.00000000	0.00000000	4.23706665	1,000.00000000
G-RR	95002DAK5	1,000.00000000	0.00000000	4.23706679	0.00000000	0.00000000	0.00000000	0.00000000	4.23706679	1,000.00000000
H-RR	95002DAM1	1,000.00000000	0.00000000	4.23706674	0.00000000	0.00000000	0.00000000	0.00000000	4.23706674	1,000.00000000
J-RR	95002DAP4	1,000.00000000	0.00000000	3.95019965	0.28686697	8.12113953	0.00000000	0.00000000	3.95019965	1,000.00000000
R	95002DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002DBK4	913.71884943	0.00000000	0.56515346	0.00000000	0.00000000	0.00000000	0.00000000	0.56515346	912.64266731
X-B	95002DBN8	1,000.00000000	0.00000000	0.22592626	0.00000000	0.00000000	0.00000000	0.00000000	0.22592626	1,000.00000000
X-D	95002DAA7	1,000.00000000	0.00000000	1.73706679	0.00000000	0.00000000	0.00000000	0.00000000	1.73706679	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	165,959.06	0.00	165,959.06	0.00	0.00	0.00	165,959.06	0.00
A-3	10/01/23 - 10/30/23	30	0.00	745,257.26	0.00	745,257.26	0.00	0.00	0.00	745,257.26	0.00
A-4	10/01/23 - 10/30/23	30	0.00	1,291,093.21	0.00	1,291,093.21	0.00	0.00	0.00	1,291,093.21	0.00
X-A	10/01/23 - 10/30/23	30	0.00	376,441.94	0.00	376,441.94	0.00	0.00	0.00	376,441.94	0.00
X-B	10/01/23 - 10/30/23	30	0.00	37,084.44	0.00	37,084.44	0.00	0.00	0.00	37,084.44	0.00
A-S	10/01/23 - 10/30/23	30	0.00	338,130.49	0.00	338,130.49	0.00	0.00	0.00	338,130.49	0.00
B	10/01/23 - 10/30/23	30	0.00	153,960.79	0.00	153,960.79	0.00	0.00	0.00	153,960.79	0.00
C	10/01/23 - 10/30/23	30	0.00	166,313.34	0.00	166,313.34	0.00	0.00	0.00	166,313.34	0.00
X-D	10/01/23 - 10/30/23	30	0.00	49,099.93	0.00	49,099.93	0.00	0.00	0.00	49,099.93	0.00
D	10/01/23 - 10/30/23	30	0.00	70,665.00	0.00	70,665.00	0.00	0.00	0.00	70,665.00	0.00
E-RR	10/01/23 - 10/30/23	30	0.00	86,864.10	0.00	86,864.10	0.00	0.00	0.00	86,864.10	0.00
F-RR	10/01/23 - 10/30/23	30	0.00	55,437.78	0.00	55,437.78	0.00	0.00	0.00	55,437.78	0.00
G-RR	10/01/23 - 10/30/23	30	0.00	45,357.80	0.00	45,357.80	0.00	0.00	0.00	45,357.80	0.00
H-RR	10/01/23 - 10/30/23	30	0.00	40,315.69	0.00	40,315.69	0.00	0.00	0.00	40,315.69	0.00
J-RR	10/01/23 - 10/30/23	30	306,218.52	166,316.11	0.00	166,316.11	11,260.29	0.00	0.00	155,055.82	318,776.28
Totals			306,218.52	3,788,296.94	0.00	3,788,296.94	11,260.29	0.00	0.00	3,777,036.65	318,776.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,493,868.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,802,437.86	Master Servicing Fee	6,671.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,407.31
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	384.95
ARD Interest	0.00	Operating Advisor Fee	1,140.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	246.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,802,437.86	Total Fees	14,140.93

Principal		Expenses/Reimbursements
Scheduled Principal	716,832.00	Reimbursement for Interest on Advances	225.57
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,034.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	716,832.00	Total Expenses/Reimbursements	11,260.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,777,036.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	716,832.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,493,868.65
Total Funds Collected	4,519,269.86	Total Funds Distributed	4,519,269.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	894,084,815.09	894,084,815.09	Beginning Certificate Balance	894,084,814.98
(-) Scheduled Principal Collections	716,832.00	716,832.00	(-) Principal Distributions	716,832.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	893,367,983.09	893,367,983.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	894,219,395.54	894,219,395.54	Ending Certificate Balance	893,367,982.98
Ending Actual Collateral Balance	893,501,712.29	893,501,712.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.11)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.11)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP
2,000,000 or less	5	8,025,970.21	0.90%	57	5.5731	1.695147	1.30 or less	12	132,686,007.14	14.85%	58	5.2753	0.534158
2,000,001 to 3,000,000	6	14,424,256.39	1.61%	58	5.3741	1.724919	1.31 to 1.40	3	29,905,664.25	3.35%	57	5.1026	1.363968
3,000,001 to 4,000,000	4	12,610,689.52	1.41%	58	5.2101	1.341464	1.41 to 1.50	4	24,527,574.17	2.75%	56	5.1440	1.487085
4,000,001 to 5,000,000	3	13,413,111.83	1.50%	59	5.2732	1.699536	1.51 to 1.75	14	223,652,028.83	25.03%	58	5.0980	1.622345
5,000,001 to 6,000,000	2	11,738,290.25	1.31%	58	5.1451	2.571687	1.76 to 2.00	12	166,057,693.04	18.59%	57	4.7962	1.858767
6,000,001 to 7,000,000	8	52,125,446.23	5.83%	58	5.2508	1.791910	2.01 to 2.25	5	96,963,354.16	10.85%	57	4.6299	2.119163
7,000,001 to 8,000,000	1	7,144,300.05	0.80%	58	4.9550	1.608700	2.26 to 2.50	2	23,467,591.76	2.63%	58	5.0727	2.369184
8,000,001 to 9,000,000	3	25,481,804.31	2.85%	58	5.2172	1.755722	2.51 to 3.00	5	52,612,948.55	5.89%	57	4.8540	2.728480
9,000,001 to 10,000,000	3	28,870,970.26	3.23%	58	5.1224	1.810391	3.01 or greater	5	69,870,912.79	7.82%	58	4.4206	3.563849
10,000,001 to 15,000,000	8	97,819,052.12	10.95%	58	5.0660	1.568383	Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
15,000,001 to 20,000,000	7	118,410,414.72	13.25%	58	4.9906	2.286797
20,000,001 to 30,000,000	6	136,830,751.84	15.32%	58	4.8351	2.254471
30,000,001 to 50,000,000	5	222,848,716.96	24.94%	57	4.6219	1.401545
50,000,001 or greater	1	70,000,000.00	7.84%	58	5.1500	1.685500
Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP	Virginia	3	52,332,370.97	5.86%	58	4.9356	1.627059
Alabama	1	2,940,466.93	0.33%	59	5.3800	1.761300	West Virginia	1	3,467,291.31	0.39%	58	5.2300	1.255800
Arizona	2	6,618,311.39	0.74%	58	5.2556	2.200932	Wisconsin	1	3,115,617.58	0.35%	58	5.1500	1.685500
California	6	61,898,258.89	6.93%	58	4.6926	2.523953	Totals	103	893,367,983.09	100.00%	58	4.9387	1.777045
Delaware	2	59,687,316.25	6.68%	57	4.3720	1.942737
									Property Type³
Florida	11	116,566,656.89	13.05%	57	4.6030	2.423387
Georgia	6	23,152,229.72	2.59%	58	5.1420	1.736757		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	8	30,878,851.27	3.46%	58	5.2600	1.683161		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	41,887,397.97	4.69%	58	5.0268	1.883585	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP
Iowa	1	6,249,670.79	0.70%	58	5.1500	1.685500	Industrial	10	44,818,130.19	5.02%	58	5.2346	1.601396
Kansas	5	24,889,738.11	2.79%	59	5.2928	1.411800	Lodging	29	186,081,349.51	20.83%	58	5.1302	1.185117
Maryland	3	27,036,903.77	3.03%	57	5.0298	1.405600	Mixed Use	3	10,806,643.09	1.21%	58	5.0897	2.502960
Michigan	1	1,259,525.21	0.14%	59	5.4800	1.805500	Mobile Home Park	7	25,121,708.16	2.81%	58	5.2132	2.050101
Mississippi	2	12,309,863.16	1.38%	57	5.2373	1.617097	Multi-Family	6	92,458,958.69	10.35%	57	5.0959	1.706363
Missouri	3	17,052,936.42	1.91%	58	5.1500	1.685500	Office	9	112,226,236.04	12.56%	58	4.6661	2.786482
Nevada	2	61,960,244.98	6.94%	55	4.8850	2.039975	Retail	28	337,025,633.33	37.73%	57	4.8151	1.814184
New Jersey	2	23,676,688.62	2.65%	59	4.8614	3.415479	Self Storage	2	11,205,115.69	1.25%	58	4.8838	1.831730
New York	9	99,886,690.51	11.18%	58	5.1551	0.590706	Totals	103	893,367,983.09	100.00%	58	4.9387	1.777045
North Carolina	5	34,784,196.41	3.89%	57	5.1224	1.609554
Ohio	4	52,341,053.30	5.86%	58	5.1760	1.569524
Oklahoma	3	5,830,880.20	0.65%	58	5.2718	1.375266
Pennsylvania	1	2,046,352.26	0.23%	58	5.1500	1.685500
South Carolina	1	6,127,268.60	0.69%	57	4.7450	1.539500
Tennessee	1	5,959,359.26	0.67%	58	4.8300	3.035300
Texas	7	35,787,633.93	4.01%	58	5.1543	1.537948

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP
	4.250% or less	2	75,967,013.53	8.50%	57	4.1541	2.517560	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	70,260,000.00	7.86%	58	4.3013	2.302506	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	38,348,495.70	4.29%	57	4.6518	3.150039	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	212,213,769.83	23.75%	57	4.8936	1.943715	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	13	244,280,004.52	27.34%	58	5.1046	1.284312	49 months or greater	62	819,743,774.69	91.76%	58	4.9376	1.797253
	5.251% to 5.500%	23	155,888,601.35	17.45%	58	5.3776	1.480220	Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
	5.501% to 5.750%	3	19,350,626.74	2.17%	59	5.5636	1.945573
	5.751% or more	2	3,435,263.02	0.38%	57	5.8153	1.411674
	Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP
	84 months or less	62	819,743,774.69	91.76%	58	4.9376	1.797253	Interest Only	16	358,306,500.00	40.11%	57	4.8001	1.664288
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	11,643,979.93	1.30%	59	5.4056	1.668287
	Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045	241 months to 300 months	43	434,962,094.08	48.69%	58	5.0393	1.918804
								301 months to 420 months	1	14,831,200.68	1.66%	58	4.9100	1.546000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	73,624,208.40	8.24%	58	4.9514	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	57	762,233,991.68	85.32%	58	4.9186	1.938113
	13 months to 24 months	3	19,411,773.83	2.17%	58	5.2966	1.639165
	25 months or greater	2	38,098,009.18	4.26%	59	5.1351	(0.940410)
	Totals	71	893,367,983.09	100.00%	58	4.9387	1.777045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310946753	LO	Various	Various	Actual/360	5.150%	310,430.56	0.00	0.00	N/A	09/11/28	--	70,000,000.00	70,000,000.00	11/11/23
2	310946726	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/23
3	883100886	RT	Newark	DE	Actual/360	4.277%	184,170.14	0.00	0.00	N/A	08/01/28	--	50,000,000.00	50,000,000.00	11/01/23
4	310945647	RT	Las Vegas	NV	Actual/360	4.896%	189,731.62	0.00	0.00	N/A	05/11/28	--	45,000,000.00	45,000,000.00	11/11/23
5	883100906	LO	Virginia Beach	VA	Actual/360	4.912%	181,502.94	57,666.10	0.00	N/A	09/06/28	--	42,906,383.06	42,848,716.96	11/06/23
6	28202149	LO	New York	NY	Actual/360	5.120%	154,326.18	0.00	0.00	N/A	10/06/28	--	35,000,000.00	35,000,000.00	06/06/23
7	300571870	OF	Lower Makefield Towns PA		Actual/360	4.640%	116,320.93	33,812.54	0.00	N/A	09/06/28	06/06/28	29,112,579.86	29,078,767.32	11/06/23
8	883100916	OF	Palo Alto	CA	Actual/360	4.217%	94,420.66	32,986.47	0.00	N/A	09/06/28	--	26,000,000.00	25,967,013.53	11/06/23
9	28002122	OF	Indianapolis	IN	Actual/360	5.076%	109,845.03	30,397.25	0.00	N/A	09/06/28	--	25,130,412.56	25,100,015.31	11/06/23
10	300571852	RT	Silver Spring	MD	Actual/360	5.010%	100,301.85	28,682.06	0.00	N/A	08/06/28	--	23,249,415.11	23,220,733.05	11/06/23
11	28002124	IN	Various	Various	Actual/360	5.282%	92,610.55	29,598.82	0.00	N/A	08/06/28	--	20,361,177.40	20,331,578.58	11/06/23
12	28102130	MF	Euclid	OH	Actual/360	5.130%	97,071.01	22,783.81	0.00	N/A	09/06/28	--	21,974,195.18	21,951,411.37	11/06/23
13	883100911	OF	Boca Raton	FL	Actual/360	4.360%	76,065.04	0.00	0.00	N/A	10/01/28	--	20,260,000.00	20,260,000.00	11/01/23
14	28002146	LO	Overland Park	KS	Actual/360	5.352%	81,177.89	24,944.37	0.00	N/A	10/06/28	--	17,614,182.26	17,589,237.89	11/06/23
15	310943558	RT	Concord	NC	Actual/360	5.040%	77,699.18	22,065.57	0.00	N/A	07/11/28	--	17,903,037.01	17,880,971.44	11/11/23
16	883100898	RT	Orlando	FL	Actual/360	4.951%	76,647.45	19,442.12	0.00	N/A	09/06/28	--	17,978,175.43	17,958,733.31	11/06/23
17	310945142	RT	Reno	NV	Actual/360	4.855%	70,984.09	18,775.05	0.00	N/A	09/11/28	--	16,979,020.03	16,960,244.98	11/11/23
18	883100883	MF	Utica	NY	Actual/360	4.726%	68,127.30	19,266.59	0.00	N/A	07/06/28	--	16,740,493.69	16,721,227.10	11/06/23
19	28002144	MF	East Elmhurst	NY	Actual/360	5.450%	74,150.28	0.00	0.00	N/A	09/06/28	--	15,800,000.00	15,800,000.00	11/06/23
20	310945667	OF	Jersey City	NJ	Actual/360	4.535%	60,529.65	0.00	0.00	N/A	10/11/28	--	15,500,000.00	15,500,000.00	11/11/23
21	28002135	MF	Indianapolis	IN	Actual/360	4.910%	62,753.92	11,065.00	0.00	N/A	09/06/28	--	14,842,265.68	14,831,200.68	11/06/23
22	300571868	RT	Allen	TX	Actual/360	5.270%	60,831.45	19,417.80	0.00	N/A	09/06/28	--	13,404,737.87	13,385,320.07	11/06/23
24	28002119	MF	Fairborn	OH	Actual/360	5.023%	58,260.54	14,400.26	0.00	N/A	08/06/28	--	13,469,519.80	13,455,119.54	11/06/23
25	410945953	RT	Roseville	CA	Actual/360	5.150%	53,466.96	17,871.37	0.00	N/A	09/11/28	--	12,056,438.79	12,038,567.42	10/11/23
26	883100915	RT	New York	NY	Actual/360	4.995%	52,905.38	0.00	0.00	N/A	09/06/28	--	12,300,000.00	12,300,000.00	11/06/23
28	600944677	IN	Batavia	OH	Actual/360	5.490%	51,598.66	15,042.85	0.00	N/A	10/11/28	--	10,914,576.60	10,899,533.75	11/11/23
29	883100904	IN	Various	GA	Actual/360	4.835%	43,239.70	14,179.65	0.00	N/A	09/06/28	--	10,385,490.31	10,371,310.66	11/06/23
30	883100905	Various Various		TX	Actual/360	4.857%	44,074.31	0.00	0.00	N/A	09/06/28	--	10,538,000.00	10,538,000.00	11/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	883100903	RT	Harrisonburg	VA	Actual/360	5.040%	41,209.57	11,638.78	0.00	N/A	08/06/28	--	9,495,292.79	9,483,654.01	11/06/23
32	320570032	MH	Merrionette Park	IL	Actual/360	5.130%	39,835.63	13,418.05	0.00	N/A	09/11/28	--	9,017,686.92	9,004,268.87	11/11/23
33	410943874	RT	Benton	AR	Actual/360	4.980%	38,980.43	13,240.57	0.00	N/A	05/11/28	--	9,089,878.98	9,076,638.41	11/11/23
34	883100908	MH	Selbyville	DE	Actual/360	4.860%	40,586.25	10,711.50	0.00	N/A	09/06/28	--	9,698,027.75	9,687,316.25	11/06/23
35	320570035	LO	Deptford Township	NJ	Actual/360	5.480%	38,716.54	27,899.01	0.00	N/A	10/11/28	--	8,204,587.63	8,176,688.62	11/11/23
36	28002140	MF	Bronx	NY	Actual/360	5.465%	45,647.93	0.00	0.00	N/A	09/06/28	--	9,700,000.00	9,700,000.00	11/06/23
37	610945700	OF	Columbia	SC	Actual/360	4.745%	25,135.52	24,392.35	0.00	N/A	08/11/28	--	6,151,660.95	6,127,268.60	11/11/23
38	410946482	SS	Martinez	CA	Actual/360	4.770%	35,802.49	11,254.33	0.00	N/A	09/11/28	--	8,716,370.02	8,705,115.69	11/11/23
39	28002141	RT	Shorewood	IL	Actual/360	5.420%	40,138.11	0.00	0.00	N/A	09/06/28	--	8,600,000.00	8,600,000.00	11/06/23
40	320570040	MH	Fenton	MO	Actual/360	5.130%	34,232.16	11,530.59	0.00	N/A	09/11/28	--	7,749,214.51	7,737,683.92	11/11/23
41	300571876	OF	Sacramento	CA	Actual/360	5.340%	31,966.50	9,867.84	0.00	N/A	10/06/28	--	6,951,758.20	6,941,890.36	11/06/23
42	883100899	RT	Durham	NC	Actual/360	4.955%	30,524.01	9,531.60	0.00	N/A	09/06/28	--	7,153,831.65	7,144,300.05	11/06/23
43	410946645	MU	Pasadena	CA	Actual/360	4.780%	28,325.45	10,933.83	0.00	N/A	09/11/28	--	6,881,605.72	6,870,671.89	11/11/23
44	300571873	LO	Ormond Beach	FL	Actual/360	5.640%	31,646.34	8,715.93	0.00	N/A	10/06/28	--	6,516,062.71	6,507,346.78	11/06/23
45	300571874	RT	Various	Various	Actual/360	5.520%	31,087.30	8,290.58	0.00	N/A	10/06/28	--	6,540,104.15	6,531,813.57	11/06/23
46	310946601	RT	Oswego	IL	Actual/360	5.320%	31,151.56	0.00	0.00	N/A	10/11/28	--	6,800,000.00	6,800,000.00	11/11/23
47	300571875	RT	Durham	NC	Actual/360	5.530%	30,096.00	8,641.74	0.00	N/A	10/06/28	--	6,320,108.13	6,311,466.39	10/06/22
48	28002125	RT	Pickerington	OH	Actual/360	5.117%	26,631.96	9,067.70	0.00	N/A	08/06/28	--	6,044,056.34	6,034,988.64	11/06/23
49	320570049	LO	Tullahoma	TN	Actual/360	4.830%	24,825.05	9,396.16	0.00	N/A	09/06/28	--	5,968,755.42	5,959,359.26	11/06/23
50	320570050	RT	Zephyrhills	FL	Actual/360	5.470%	27,258.57	8,110.69	0.00	N/A	08/11/28	--	5,787,041.68	5,778,930.99	11/11/23
51	320570051	MH	Sarasota	FL	Actual/360	5.230%	22,481.09	5,838.54	0.00	N/A	09/11/28	--	4,991,792.14	4,985,953.60	11/11/23
53	600946246	MF	Orange Beach	AL	Actual/360	5.280%	21,053.16	6,650.00	0.00	N/A	10/11/28	--	4,630,460.80	4,623,810.80	11/11/23
54	410946484	RT	Various	Various	Actual/360	5.280%	22,430.98	0.00	0.00	N/A	09/11/28	--	4,933,500.00	4,933,500.00	11/11/23
55	300571872	LO	Vero Beach	FL	Actual/360	5.380%	20,408.90	6,204.54	0.00	N/A	10/06/28	07/06/28	4,405,327.84	4,399,123.30	11/06/23
56	320570056	OF	Gilbert	AZ	Actual/360	5.150%	19,684.22	4,886.96	0.00	N/A	10/11/28	--	4,438,658.35	4,433,771.39	11/11/23
57	320570057	MH	Mims	FL	Actual/360	5.400%	18,840.31	5,838.97	0.00	N/A	10/11/28	--	4,051,679.41	4,045,840.44	11/11/23
58	300571861	RT	Parkersburg	WV	Actual/360	5.230%	15,649.90	7,674.77	0.00	N/A	09/06/28	--	3,474,966.08	3,467,291.31	11/06/23
59	320570059	RT	Highland Park	IL	Actual/360	5.000%	13,103.58	4,611.53	0.00	N/A	10/11/28	--	3,043,411.63	3,038,800.10	11/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	320570060	MH	Vestal	NY	Actual/360	5.300%	14,156.73	3,890.67	0.00	N/A	07/11/28	--	3,101,899.85	3,098,009.18	11/11/23
61	300571863	RT	Dubuque	IA	Actual/360	5.150%	14,174.53	3,298.31	0.00	N/A	09/06/28	05/06/28	3,196,260.49	3,192,962.18	11/06/23
62	320570062	MH	Trussville	AL	Actual/360	5.380%	13,641.74	4,147.24	0.00	N/A	10/11/28	--	2,944,614.17	2,940,466.93	11/11/23
63	883100896	RT	League City	TX	Actual/360	5.307%	13,756.99	3,748.80	0.00	N/A	08/06/28	--	3,010,337.73	3,006,588.93	11/06/23
64	28002131	SS	San Antonio	TX	Actual/360	5.280%	11,366.67	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	11/06/23
65	320570065	RT	Fort Lauderdale	FL	Actual/360	5.450%	10,783.31	3,191.92	0.00	N/A	10/11/28	--	2,297,716.80	2,294,524.88	11/11/23
66	320570066	MH	Stillwater	OK	Actual/360	5.460%	10,787.72	3,203.01	0.00	N/A	09/11/28	--	2,294,446.55	2,291,243.54	11/11/23
67	410945955	OF	Marietta	GA	Actual/360	5.210%	9,945.11	3,248.38	0.00	N/A	09/11/28	--	2,216,729.42	2,213,481.04	11/11/23
68	320570068	MU	Rio Rico	AZ	Actual/360	5.470%	10,303.23	2,854.14	0.00	N/A	07/11/28	--	2,187,394.14	2,184,540.00	11/11/23
69	320570069	IN	Indianapolis	IN	Actual/360	5.280%	8,905.26	2,453.04	0.00	N/A	08/11/28	--	1,958,635.02	1,956,181.98	11/11/23
70	320570070	MU	Staten Island	NY	Actual/360	5.830%	8,804.00	2,257.01	0.00	N/A	09/11/28	--	1,753,688.21	1,751,431.20	11/11/23
71	320570071	MH	Ellenwood	GA	Actual/360	5.800%	8,420.06	2,053.48	0.00	N/A	07/11/28	--	1,685,885.30	1,683,831.82	11/11/23
72	320570072	MH	Clackamas	OR	Actual/360	5.200%	6,828.61	0.00	0.00	N/A	08/11/28	--	1,525,000.00	1,525,000.00	11/11/23
73	320570073	MH	Morro Bay	CA	Actual/360	5.470%	6,476.63	0.00	0.00	N/A	09/11/28	--	1,375,000.00	1,375,000.00	11/11/23
74	410945924	IN	Kentwood	MI	Actual/360	5.480%	5,951.78	1,741.76	0.00	N/A	10/11/28	--	1,261,266.97	1,259,525.21	11/11/23
Totals							3,802,437.86	716,832.00	0.00				894,084,815.09	893,367,983.09
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,017,974.36	27,447,776.85	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	142,125,035.00	78,372,260.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	44,058,100.30	21,675,317.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,890,802.01	9,181,429.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,308,726.95	11,277,943.25	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(5,285,697.00)	(4,920,473.84)	07/01/20	06/30/21	09/06/23	0.00	0.00	153,927.74	1,218,483.72	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,740,624.28	2,843,516.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,146,602.17	1,957,406.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,805,121.91	3,233,733.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,614,530.65	1,924,396.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,361,311.63	2,232,817.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,856,068.73	1,642,420.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,590,048.47	1,961,422.36	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,846,679.00	1,387,037.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,865,315.43	1,289,964.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,074,714.16	1,622,648.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,000,353.78	1,096,930.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,010,733.20	791,471.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,044,412.93	2,405,653.90	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,324,092.26	1,047,804.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,189,508.00	981,072.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,264,041.00	1,015,964.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,739,611.17	1,448,996.67	01/01/23	09/30/23	--	0.00	0.00	71,286.42	71,286.42	0.00	0.00
26	444,260.00	0.00	--	--	07/11/22	0.00	0.00	0.00	0.00	0.00	0.00
28	1,108,465.00	560,087.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,468,473.25	743,942.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	987,801.55	507,393.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	2,751,264.86	1,954,106.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,154,678.66	982,321.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,610,460.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	664,379.21	490,158.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,121,337.61	536,409.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,104,979.74	521,146.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	752,382.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	605,919.63	266,233.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	744,762.76	621,237.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	7,477.65	0.00
43	1,049,445.17	616,983.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,256,342.16	1,258,328.44	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	804,191.55	0.00	--	--	--	0.00	0.00	0.00	0.00	1,945.22	0.00
46	722,472.30	343,817.10	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	697,853.00	0.00	--	--	04/11/23	0.00	0.00	38,655.23	503,240.06	0.00	0.00
48	714,924.15	359,718.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,274,857.00	1,378,695.30	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	858,935.20	513,795.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	4,359.90	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	346,073.53	186,017.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	468,596.28	432,223.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	582,855.01	314,980.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	98,123.64	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	341,737.20	267,122.66	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	198,482.00	101,119.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	191,918.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	288,861.27	235,613.09	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	250,174.38	123,804.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	349,432.64	151,474.80	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	7,791.11	0.00
66	229,837.98	78,994.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	177,926.50	42,545.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	519,920.95	392,896.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	235,103.61	107,397.14	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	89,902.77	193,909.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	184,555.00	144,892.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	214,485.94	102,255.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	151,150.00	86,159.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	293,115,990.97	186,823,336.08				0.00	0.00	263,869.40	1,793,010.20	21,573.88	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	2	41,311,466.39	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938745%	4.905377%	58
10/17/23	0	0.00	0	0.00	2	41,320,108.13	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938832%	4.905471%	59
09/15/23	0	0.00	0	0.00	2	41,329,676.61	1	35,000,000.00	0	0.00	0	0.00	0	0.00	1	13,204,350.45	4.938956%	4.905604%	60
08/17/23	0	0.00	0	0.00	2	41,338,232.04	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.948293%	4.915010%	59
07/17/23	0	0.00	0	0.00	2	41,346,746.92	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.948415%	4.915138%	60
06/16/23	0	0.00	0	0.00	2	41,356,193.20	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.948551%	4.915280%	61
05/17/23	0	0.00	0	0.00	2	41,364,622.96	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.948676%	4.915410%	62
04/17/23	0	0.00	0	0.00	2	41,373,987.24	1	35,000,000.00	0	0.00	0	0.00	1	5,000.00	0	0.00	4.948813%	4.915553%	63
03/17/23	0	0.00	0	0.00	2	41,382,332.67	1	35,000,000.00	0	0.00	0	0.00	2	2,805,000.00	0	0.00	4.948937%	4.915682%	64
02/17/23	0	0.00	0	0.00	2	41,393,570.95	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.948485%	4.915201%	65
01/18/23	0	0.00	1	6,401,823.56	1	35,000,000.00	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.948606%	4.915328%	66
12/16/22	1	6,410,037.06	0	0.00	2	47,300,000.00	1	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.948727%	4.915454%	67
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	28202149	06/06/23	4	6	153,927.74	1,218,483.72	0.00	35,000,000.00	05/20/20	3	11/29/22	03/23/22
25	410945953	10/11/23	0	B	71,286.42	71,286.42	0.00	12,056,438.78
47	300571875	10/06/22	12	6	38,655.23	503,240.06	20,409.14	6,427,324.20	09/24/21	11
Totals					263,869.40	1,793,010.20	20,409.14	53,483,762.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		893,367,983	852,056,517	6,311,466		35,000,000
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	893,367,983	852,056,517	0	0	41,311,466	0
Oct-23	894,084,815	852,764,707	0	0	41,320,108	0
Sep-23	894,837,090	853,507,413	0	0	41,329,677	0
Aug-23	920,376,405	879,038,173	0	0	41,338,232	0
Jul-23	920,949,590	879,602,843	0	0	41,346,747	0
Jun-23	921,552,551	880,196,358	0	0	41,356,193	0
May-23	922,101,568	880,736,945	0	0	41,364,623	0
Apr-23	922,704,576	881,330,589	0	0	41,373,987	0
Mar-23	923,248,499	881,866,166	0	0	41,382,333	0
Feb-23	926,749,514	885,355,943	0	0	41,393,571	0
Jan-23	927,271,555	885,869,732	0	6,401,824	0	35,000,000
Dec-22	927,791,286	874,081,249	6,410,037	0	12,300,000	35,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	28202149	35,000,000.00	35,000,000.00	185,000,000.00	11/04/22	(5,075,497.68)	(1.12330)	06/30/21	10/06/28	I/O
26	883100915	12,300,000.00	12,300,000.00	15,000,000.00	05/17/22	390,900.00	0.62750	12/31/22	09/06/28	I/O
47	300571875	6,311,466.39	6,427,324.20	8,500,000.00	01/17/23	683,870.00	1.87290	12/31/22	10/06/28	298
Totals		53,611,466.39	53,727,324.20	208,500,000.00		(4,000,727.68)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	28202149	LO	NY	05/20/20	3

11/01/23 - Loan (subject Ln# is the A2 Note) transferred to SS 5/10/20 due to COVID closure. Collateral consists of the fee interest in a 50-story 492 room Holiday Inn in the financial district of NYC. After failed workout negotiations and the lifting of the NY moratorium on foreclosures, foreclosure / receivership was initiated and Brwr then filed for Chpt 11 BK protection 11/29/2022. While in BK, Brwr entered into agreement with NYC in January 2023 to operate the hotel as a migrant shelter through April 2024. Brwr then filed a proposed BK plan in March 2023 of which suggested a discounted reinstatement, SS opposed and there have been ongoing discussions around a reinstatement plan. Mediation 3/23 and was unproductive. Disclosure statement hearing 10/2 4/23 resulted in further hearings scheduled surrounding unsecured claims and post-petition accrual of fees/expenses. SS will continue w/ the BK process. Occupancy 100%, ADR $190 (per migrant contract)

26	883100915	RT	NY	06/11/20	9

Loan transferred to new special servicer on 4/24/23; SS transfer date 6/17/2020. Loan is current through 10/2023. The loan is collateralized by a 31,806 SF retail condo in Harlem, NY. Reinstatement and Forbearance Agreement in place. Per the aforementioned agreement, the condo association board had a lien placed on the asset and has now been removed as of 5/19/2023. Special servicer is continuing to monitor the loan in preparation for return to the master servicer as a CML.

Targeted return to master servicer in Q4 2023.

47	300571875	RT	NC	09/24/21	11

SS transfer date 9/24/2021. The Loan is collateralized by a 93,217 sf retail center anchored by Ollie's Bargain Outlet in Durham, NC. Lender and Borrower documented a reinstatement agreement. However, the Borrower has defaulted under terms of the agreement. A receiver was appointed on 10/10/2022. The Receiver had the Property under contract to sell; however, the Buyer cancelled the sale transaction. Receiver is continuing lease efforts to improve the occupancy of the

Property. Noteholder is revie wing their rights and remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	883100906	45,000,000.00	4.91250%	45,000,000.00	4.91250%	10	08/06/20	04/06/20	09/11/20
10	300571852	24,000,000.00	5.01000%	24,000,000.00	5.01000%	10	06/05/20	06/06/20	08/11/20
23	610945660	13,750,000.00	5.58000%	13,750,000.00	5.58000%	10	05/11/20	05/11/20	06/11/20
35	320570035	9,294,303.99	5.48000%	9,270,132.43	5.48000%	10	05/11/20	05/11/20	08/11/20
44	300571873	6,861,139.64	5.64000%	6,861,139.64	5.64000%	10	05/06/20	05/06/20	06/11/20
Totals		98,905,443.63		98,881,272.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	215.82	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.75	0.00	0.00	0.00
Total	0.00	0.00	11,034.72	0.00	0.00	0.00	0.00	0.00	225.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,260.29

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29